Commitments and Contingencies - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Oct. 31, 2024	Aug. 26, 2021
Wheels Up Partners, LLC Counterclaim | Pending Litigation
Other Commitments [Line Items]
Damages sought against Wheels Up Partners, LLC		$ 75,000
Minimum
Other Commitments [Line Items]
Formal notice of exercise of put option	60 days
Lease term	5 years
Obligation at end of lease term			$ 2,070,000
Maximum
Other Commitments [Line Items]
Formal notice of exercise of put option	90 days
Lease term	10 years
Obligation at end of lease term			$ 3,450,000